Note 10 - Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Avg.
	Shares	Exercise Price
Balance December 31, 2015	1,471,000	$6.49

Granted	-	$-
Cancelled	(7,000)	$10.38

Balance March 31, 2016	1,464,000	$6.49

Granted	-	$-
Cancelled	-	$-

Balance June 30, 2016	1,464,000	$6.49

Granted	-	$-
Cancelled	-	$-

Balance September 30, 2016	1,464,000	$6.49

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Shares	Weighted Average Remaining Life (yrs)	Weighted Average Price	Shares	Weighted Average Price
$0.00	to	$20.00	1,462,000	8.06	$5.49	508,000	$7.25
$20.01	to	$1,000.00	9,000	3.02	158.33	9,000	158.33

			1,471,000	8.03	$6.51	517,000	$9.88

Schedule of Other Share-based Compensation, Activity [Table Text Block]
Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	-	$-
Warrants issued in connection with debt agreement	1,465,311	0.30
Warrants issued for services	341,251	2.16
	1,806,562	$0.65

Nonemployees [Member]
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted avg. exercise price
Balance, December 31, 2013	21,000	$28.40

2014
Granted	-	-
Cancelled	-	-
Balance, December 31, 2014	21,000	$28.40

2015
Granted	-	-
Cancelled	(21,000)	(28.40)
Balance, December 31, 2015	-	$-

Employees and Directors [Member]
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Avg. Exercise Price
Balance, December 31, 2013	461,000	$19.69

2014
Granted	-	-
Cancelled/Expired	(83,000)	20.21
Balance, December 31, 2014	378,000	$19.59

2015
Granted	1,300,000	2.20
Cancelled/Expired	(207,000)	3.29
Balance, December 31, 2015	1,471,000	$6.51